UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

"Report for the Quarter Ended: 	June 30, 2007

Check here if Amendment  [   ]; Amendment Number: ________
This Amendment (Check only one.):	[   ]  is a restatement
                        		[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Argus Investors' Counsel, Inc.
Address:       100 Prospect Street, South Tower
               Stamford, Connecticut 06901

13F Filing Number:  28-542

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all requirements, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Stewart P. Zobian
Title:    President
Phone:    (203) 316-9000

Signature, Place and Date of Signing:

/s/Stewart P. Zobian 	Stamford, Connecticut	          July 26, 2007
	[Signature]		[City, State]			[Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None





FORM 13F SUMMARY PAGE
Report Summary:

Number of other included Managers: None

Form 13F information Table Entry Total:	404

Form 13F information Table Value Total:	 620562000


List of other included managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co Com                      COM              88579Y101    14572   167900 SH       SOLE                   167900
Abbott Labs Com                COM              002824100    11991   223915 SH       SOLE                   223915
Air Prods & Chems Inc Com      COM              009158106    12455   154975 SH       SOLE                   154975
Alcoa Inc Com                  COM              013817101    13800   340485 SH       SOLE                   340485
American Express Co Com        COM              025816109    11981   195830 SH       SOLE                   195830
American Intl Group Com        COM              026874107    12111   172935 SH       SOLE                   172935
Amgen Inc Com                  COM              031162100    12299   222450 SH       SOLE                   222450
Archer Daniels Midland Com     COM              039483102    10647   321760 SH       SOLE                   321760
Automatic Data Process Com     COM              053015103    13606   280705 SH       SOLE                   280705
BP Plc Sponsored ADR           COM              055622104      645     8940 SH       SOLE                     8940
Becton Dickinson & Co Com      COM              075887109    12635   169595 SH       SOLE                   169595
Caterpillar Inc Del Com        COM              149123101    13980   178550 SH       SOLE                   178550
Cisco Sys Inc Com              COM              17275R102    12580   451690 SH       SOLE                   451690
Citadel Broadcasting           COM              17285T106      174    26944 SH       SOLE                    26944
Coca Cola Co Com               COM              191216100     1137    21740 SH       SOLE                    21740
Dell Inc Com                   COM              24702R101    12743   446355 SH       SOLE                   446355
Disney Walt Co Com             COM              254687106    11981   350930 SH       SOLE                   350930
Dow Chem Co Com                COM              260543103    11420   258250 SH       SOLE                   258250
Emerson Elec Co Com            COM              291011104    12069   257880 SH       SOLE                   257880
Exxon Mobil Corp Com           COM              30231G102    11611   138423 SH       SOLE                   138423
Federal Natl Mtg Assn Com      COM              313586109    13155   201360 SH       SOLE                   201360
Fedex Corp Com                 COM              31428X106    13402   120775 SH       SOLE                   120775
Gannett Inc Com                COM              364730101    12213   222260 SH       SOLE                   222260
General Dynamics Corp Com      COM              369550108    12548   160415 SH       SOLE                   160415
General Elec Co Com            COM              369604103    13607   355466 SH       SOLE                   355466
Home Depot Inc Com             COM              437076102    12310   312835 SH       SOLE                   312835
Illinois Tool Wks Inc Com      COM              452308109    11926   220080 SH       SOLE                   220080
Ingersoll-Rand Company Cl A    COM              G4776G101    14141   257955 SH       SOLE                   257955
Intel Corp Com                 COM              458140100    13215   556650 SH       SOLE                   556650
International Bus Mach Com     COM              459200101    12905   122610 SH       SOLE                   122610
Intl Paper Co Com              COM              460146103    12438   318525 SH       SOLE                   318525
JP Morgan Chase & Co Com       COM              46625H100      944    19483 SH       SOLE                    19483
Johnson & Johnson Com          COM              478160104    12771   207255 SH       SOLE                   207255
Kimberly Clark Corp Com        COM              494368103    11741   175520 SH       SOLE                   175520
McDonalds Corp Com             COM              580135101    12907   254280 SH       SOLE                   254280
McGraw-Hill Cos Inc            COM              580645109    14757   216760 SH       SOLE                   216760
Microsoft Corp Com             COM              594918104    14170   480835 SH       SOLE                   480835
Morgan Stanley Com             COM              617446448    13195   157310 SH       SOLE                   157310
Nucor Corp Com                 COM              670346105    11219   191280 SH       SOLE                   191280
Pepsico Inc Com                COM              713448108    10523   162265 SH       SOLE                   162265
Pfizer Inc Com                 COM              717081103    10729   419585 SH       SOLE                   419585
Procter & Gamble Co Com        COM              742718109    13712   224093 SH       SOLE                   224093
Qualcomm Inc Com               COM              747525103    12299   283460 SH       SOLE                   283460
Royal Dutch Shell Plc Spons AD COM              780259206      836    10300 SH       SOLE                    10300
Schlumberger Ltd Com           COM              806857108    15138   178225 SH       SOLE                   178225
Staples Inc Com                COM              855030102    10545   444375 SH       SOLE                   444375
Stryker Corp Com               COM              863667101    10428   165280 SH       SOLE                   165280
Time Warner Inc Com            COM              887317105    12460   592225 SH       SOLE                   592225
US Bancorp DE Com              COM              902973304    13617   413250 SH       SOLE                   413250
Unilever NV NY                 COM              904784709    12549   404545 SH       SOLE                   404545
Union Pac Corp Com             COM              907818108    13201   114640 SH       SOLE                   114640
Valero Energy Corp Com         COM              91913Y100      613     8300 SH       SOLE                     8300
Verizon Communications Com     COM              92343V104    12201   296356 SH       SOLE                   296356
Wal-Mart Stores Inc Com        COM              931142103    12597   261845 SH       SOLE                   261845
Walgreen Co Com                COM              931422109    11113   255240 SH       SOLE                   255240